July 26, 2013

VIA EDGAR AND COURIER

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Attention:	Barbara C. Jacobs
Jan Woo
Amanda Kim
Melissa Walsh

Re:	RingCentral, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted June 24, 2013

CIK No. 0001384905

Ladies:

On behalf of RingCentral, Inc. (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated July 19, 2013, relating to the Company’s Confidential Draft Registration Statement on Form S-1 confidentially submitted to the Commission on June 24, 2013 (the “Registration Statement”). On behalf of the Company, we thank you and the other members of the Staff for your prompt response to the Company’s request for comments.

We are concurrently confidentially submitting via EDGAR this letter and a revised confidential draft Registration Statement on Form S-1. For the convenience of the Staff, we have enclosed herewith for confidential review by the Staff four marked copies showing changes from the prior Registration Statement submitted on June 24, 2013 and four copies of certain exhibits referenced therein that were not provided with the submission of the prior Registration Statement.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised Registration Statement.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that neither the Company nor anyone authorized on behalf of the Company has provided written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act. The Company undertakes to provide the Staff with copies of such materials in the event that they are provided to potential investors that are qualified institutional buyers or institutional accredited investors in the future.

In addition, the Company advises the Staff that no broker or dealer that is participating or will participate in the offering has published or distributed research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart our Business Startups Act. The Company undertakes to provide the Staff with copies of such research reports in the event that they are published or distributed in the future.

2.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment and understands that the Staff will need sufficient time to review the filing after the price range is included, and that the inclusion of the price range may cause the Staff to issue additional comments. The Company will provide the price range in a subsequent amendment to the Registration Statement when available.

3.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of these materials, we may have further comments. Please refer to Question 101.02 of our Compliance and Disclosure Interpretations relating to Securities Act Forms available.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Company acknowledges the Staff’s comment and supplementally advises the Staff that it will promptly provide any graphical materials or artwork the Company intends to use in its prospectus when available and that upon review of these materials the Staff may have further comments.

Prospectus Summary, page 1

4.	Please provide support for the assertion that you are “a leading provider of software-as-a-service, or SaaS, solutions for business communications.”

In response to the Staff’s comment, the Company has supplementally provided herewith as Exhibit A, the third party support for its assertion that it is “a leading provider of software-as-a-service, or SaaS, solutions for business communications.” To expedite the Staff’s review, the Company has marked each source to highlight the applicable portion or section containing the support.

5.	With respect to all third-party statements in your prospectus – such as market data by IDC, Gartner, or Infonetics Research – please provide us with the relevant portion of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you or in connection with the offering.

In response to the Staff’s comment, the Company has supplementally provided herewith as Exhibit B, pursuant to Rule 418, the relevant portions of the industry research reports cited along with a cross-reference to the appropriate location in the Registration Statement. To expedite the Staff’s review, the Company has marked each source material to highlight the applicable portion or section containing the statistic and cross-referenced it to the appropriate location in the Registration Statement. The Company further advises the Staff that none of the cited industry research reports was prepared for the Company or prepared in anticipation of, or in connection with, the proposed offering.

6.	Please tell us whether the company will be a “controlled company” under the definition of the applicable stock exchange and provide appropriate disclosure on the prospectus cover page, prospectus summary and risk factors to the extent appropriate.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Company confirms that it will not be a “controlled company” and does not intend to rely on the “controlled company” exemption from the corporate governance requirements of the stock exchange on which the Company will be listed.

Risk Factors, page 14

7.	Please revise the sentence in the introductory paragraph to eliminate the disclaimer regarding omission of risks of which you are not currently aware or believe are immaterial. We will not object if you state that this section includes risks you consider material of which you are currently aware.

In response to the Staff’s comment, the Company has revised the introductory paragraph to the risk factors on page 10 of the Registration Statement to delete the disclaimer.

We rely on third parties to deliver all our services..., page 11

8.	Please tell us what consideration you have given to providing a description of your material agreements with your third-party network service providers in the Business section of your prospectus and filing the agreements as exhibits to the registration statement pursuant to Item 601(b)(10) of Regulation S-K. It appears that you may be substantially reliant upon any such agreements with these third parties that deliver all of your services and connectivity.

The Company acknowledges the Staff’s comment and respectfully submits that it does not believe that the agreements with its third-party network service providers are material and accordingly do not need to be filed as exhibits to the Registration Statement pursuant to Item 601(b)(10) of Regulation S-K. The third-party network service provider agreements are the type that ordinarily accompany the kind of business conducted by the Company, and the Company believes these agreements contain customary terms and conditions. The Company currently uses several network service providers to terminate its inbound and outbound traffic. The Company has moved its traffic amongst these service providers in the past and thus does not depend on any single service provider. The Company believes its reliance on its third-party network service providers will decrease in the near future as the Company expects to begin obtaining certain network services from its subsidiary, RCLEC, Inc. Pursuant to the agreements with our largest providers, the network service provider either has no right to terminate the contract or a statement of work under the contract for a specific service, absent cause or default by the Company, or may terminate the contract or a statement of work for a specific service only at the end of the then-current term, with at least 40 days’ advance notice. If the Company were to receive notice from any of its network service providers of its intent to terminate the agreement, the Company believes that a transition to a new network service

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

provider would not cause substantial harm to the Company’s business or operating results.

For the foregoing reasons, the Company does not believe that its business is substantially dependent on its agreements with its third-party network service providers and is therefore not required to file any of the agreements with such providers as exhibits to the Registration Statement under Item 601 of Regulation S-K.

We rely significantly on a network of resellers to sell our services..., page 16

9.	Please tell us what consideration you have given to disclosing that some of your resellers upon which you rely are also competitors. For example, it appears that AT&T serves as one of your resellers but is also a competitor for business communication solutions.

In response to the Staff’s comment, the Company has revised its disclosure on page 17 of the Registration Statement to clarify that certain of the Company’s resellers are also competitors.

We rely on third parties for software development..., page 19

10.	You state that you rely on various third parties for software development efforts, quality assurance and customer support. On page 21, you discuss various agreements that you have entered into with respect to your intellectual property, including confidentiality and invention assignment provisions in connection with the outsourcing of certain software development and quality assurance. In the notes to the financials, you state that you have purchased a significant portion of your software development efforts from third-party vendors located overseas for the past three fiscal years and most recent quarterly period. Please provide us with your analysis as to why you believe that these agreements are not required to be filed for purposes of Item 601(b)(10) of Regulation S-K.

The Company acknowledges the Staff’s comment and respectfully submits that it does not believe that the agreements with its third-party software development, quality assurance and customer support providers are material and accordingly do not need to be filed as exhibits to the Registration Statement pursuant to item 601(b)(10) of Regulation S-K. The Company has longstanding relationships with these providers, which have historically been and currently are

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

in good standing. These agreements are the type that ordinarily accompanies the kind of business conducted by the Company and these agreements contain customary terms and conditions for the types of services provided. The Company believes that it would be readily able to hire employees or independent contractors directly to provide these services, at a cost to the Company that is not materially higher than the cost incurred with its current software development, quality assurance and customer support providers. The software development and quality assurance providers provide primarily new product development services rather than operational or maintenance services. Consequently if any of these development services agreements were terminated, the Company believes it would be able to continue to operate and deliver its services without any material disruption to the Company’s business. The agreements are either not terminable by the third-party service provider, other than at the end of the term or upon an uncured breach by the Company, or require at least 60 days’ prior written notice of termination, which the Company believes would provide it with sufficient time to transition to a new provider without causing substantial harm to the Company’s business or operating results.

For the foregoing reasons, the Company does not believe that its business is substantially dependent on its agreements with any one of the third-party software development, quality assurance and customer support providers and is therefore not required to file any of the agreements with such providers as exhibits to the Registration Statement under Item 601 of Regulation S-K.

Industry and Market Data, page 47

11.	Your statement that the investors should not construe “as representations of fact” the data and information by Gartner appears to suggest that investors should not rely on this information. To the extent that you have included estimates and quantitative data by Gartner to support your statements regarding the industry, business, and potential market, investors should be able to rely on this information. Please revise.

In response to the Staff’s comment, the Company has revised its disclosure on page 47 of the Registration Statement to delete the statement that the data and information by Gartner “are not representations of fact.”

Use of Proceeds, page 48

12.	It appears based on your disclosure on page 48 that you may use a portion of the proceeds to repay the outstanding balance under your debt facilities. Once you determine the amount of debt to be repaid, please revise to include pro forma earnings per share information giving effect to the number of shares issued in the offering whose proceeds will be used to extinguish a portion of your outstanding debt. Please ensure that the footnotes to your pro forma disclosures clearly support your calculations of both the numerator and denominator used in your pro forma disclosures. We refer you to SAB Topic 3.A and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Company acknowledges the Staff’s comment and advises the Staff that the Company has not determined the amount of debt to be repaid prior to maturity, if any, using the proceeds from this offering. To the extent that the Company determines to use a portion of the proceeds to repay such debt prior to the completion of this offering, the Company will adjust its pro forma disclosures accordingly.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Overview, page 56

13.	Please consider expanding your overview section to discuss some of the issues and uncertainties related to your proposed investments in an effort to address larger enterprise customers and access growth opportunities in international markets. It appears that you are focused on these matters based on your disclosures throughout the prospectus, including the prospectus summary, and should discuss them in the Management’s Discussion and Analysis section. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

In response to the Staff’s comment, the Company has revised the overview section of the Management’s Discussion and Analysis on page 57 of the Registration Statement to discuss some of the issues and uncertainties related to the Company’s proposed investments to address larger enterprise customers and access growth opportunities in international markets.

14.	Please also consider expanding your overview section to discuss some of the uncertainties associated with your patent infringement litigation.

In response to the Staff’s comment, the Company has revised the overview section of the Management’s Discussion and Analysis on page 57 of the Registration Statement to discuss some of the uncertainties associated with the Company’s patent infringement litigation.

Key Business Metrics, page 58

15.	On page 15, you state that your success largely depends upon tracking the conversion of free trial customers to paying customers yet we cannot locate discussion of this metric. Please advise or revise to provide quantification for each period presented.

The Company respectfully advises the Staff that it does not consider the conversion of free trial customers to paying customers to be a key metric for its business. This is not a key business metric that is closely tracked by the Company. The Company does not measure the performance of or compensate its sales representatives and VARs based on the free trial to paid conversion rate. The rate at which the Company’s customers convert from free trial to paying customers is already captured (in dollar terms) in the Annualized Exit Monthly Recurring Subscriptions and Net Monthly Subscription Dollar Retention Rate because the revenues associated with those customers are reflected in those dollar-based measurements. Unlike a traditional opt-in model to convert a customer from a free trial to a paid service, the Company’s model requires that a customer provide a credit card up front and agree that the Company can automatically begin billing the customer as soon as the trial period ends, unless the customer opts out of the service.

In addition, in response to the Staff’s comment, the Company has revised the disclosure on page 15 of the Registration Statement to clarify the significance of converting free-trial customers to paying customers.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

16.	We note that your business model focuses on acquiring and retaining customers, as well as increasing the number of users within your customer base. Please tell us what consideration you gave to identifying the number of customers as a key metric, quantifying your subscription renewal rates for the periods presented, and discussing and analyzing any material changes in renewal rates. To the extent that renewal rates and the number of existing customers versus new customers are key indicators used by management to monitor your business, revise your MD&A disclosures to include both a quantitative and qualitative discussion of such metrics. If you do not believe these are key metrics, then please explain why. Refer to Item 303(a)(3) of Regulation S-K and Section III.B.1 of SEC Release No. 33-8350.

The Company respectfully advises the Staff that, while the Company does track its total number of customers, it does not consider its number of customers to be a key metric for its business. The Company uses “dollar-based” metrics such as Annualized Exit Monthly Recurring Subscriptions and Net Monthly Subscription Dollar Retention Rate, to measure its performance. The Company believes the number of customers is not a “dollar-based measurement” because the “dollar-value” of each of the Company’s customers varies widely for several reasons including, but not limited to: all customers do not have the same number of users; all customers do not pay the same monthly subscription price; the subscription term is not the same for all customers. Because of the variability in a customer’s “dollar value” relative to other customers, the Company does not believe that unit measures, such as the number of customers, provide meaningful insight into the performance of the Company’s business.

Results of Operations, page 62

17.	We note several instances in which your discussion of the results of operations does not quantify sources of material changes. For example, you disclose on page 63 that services revenue increased during the three months ended March 31, 2013 “primarily due to the acquisition of new customer and an increase in the number of users within our existing customer base.” Where a material change is attributed to two or more factors, the contribution of each identified factor should be described in quantified terms for each of the periods discussed. See Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835. Please revise your disclosures accordingly.

In response to the Staff’s comment, the Company has revised the disclosures on pages 64, 66 and 68 of the Registration Statement to focus on the primary drivers that are quantifiable with respect to the gross margin changes in the results of operations section.

The Company supplementally advises the Staff that, as noted in Response 16 above, the Company did not quantify revenue growth from new and existing customers as the subscribing patterns of the Company’s customers vary significantly, with some customers making a small initial user subscription, followed by large future additional user subscriptions, while other customers make large initial user subscriptions, followed by smaller future additional user subscriptions. In addition, the period of time between a customer’s initial subscription and follow-on additions to subscriptions also varies significantly, ranging from a few months to a few years. The Company respectfully advises the Staff that quantifying the amount of initial purchases and follow-on purchases would result in volume trends in these categories that vary for reasons that are not related to trends in the Company’s business.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Share-Based Compensation, page 75

18.	You state that there was no single event causing the valuation of your common stock to change but rather a combination of factors, including a series of events related to your continued growth. Please disclose in more detail what these series of events were. In describing these factors, relate these factors to the changes in assumptions.

In response to the Staff’s comment, the Company has revised the disclosures on pages 78, 79 and 80 to the Registration Statement to further describe the series of events related to the changes to the valuation of the Company’s common stock and related changes in assumptions.

19.	For each of the stock option grants that you assigned a fair value per share of the underlying common stock based on a straight-line calculation between two valuation dates, please explain why no common stock valuations were warranted at or around the grant dates. Describe the specific intervening events related to your continued growth and the improvement in the U.S. economy that support a straight-line increase in the value assigned to your common stock. Tell us why it was not considered appropriate to use the earlier valuation, if there were no significant events that would affect your enterprise value, such as milestones or progress toward your initial public offering.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company applied the straight-line calculation to grants for the period from January 2012 to May 2012 and from January 2013 to March 2013. During this period, the Company obtained quarterly valuation reports. With the benefit of hindsight, in evaluating the values for stock compensation purposes, the Company performed a retrospective analysis for assessing the fair value of its common stock for financial reporting purposes. In doing so, the Company considered the proximity of the grant to the respective earlier and latter valuation reports, the potential existence of discrete events between valuations, and known changes in overall Company performance or projections. After considering these factors, the Company concluded that no individual discrete event (e.g., key customers, changes in product offerings, significant events in the U.S. economy) between these valuation dates would have triggered a material increase in the fair value of the Company’s common stock in excess of the increase resulting from the application of the straight-line calculation. All other grants in the period from January 2012 through March 2013 were made contemporaneously with the receipt of third-party valuations.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

20.	Please tell us why the March 7, 2012 grants do not appear to be included in the table on page 77 that show the stock options granted from January 1, 2012 to March 31, 2013. Also, note that there appears to be a typographical error in the third paragraph on page 78 using the date of March 7, 2013 for the discussion pertaining to the March 7, 2012 grants.

In response to the Staff’s comment, the Company has revised the disclosures on pages 77 and 78 to the Registration Statement to include the March 7, 2012 grant and to correct the typographical error, respectively.

21.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of FASB ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

The Company acknowledges the Staff’s comment and advises the Staff that, once the Company’s proposed IPO price range is available, it will revise the Registration Statement to disclose the intrinsic value of all of the Company’s outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the Registration Statement.

Accordingly, in response to the Staff’s comment, the Company has revised page 77 to the Registration Statement.

22.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

The Company acknowledges the Staff’s comment and advises the Staff that once the estimated IPO price is available, the Company will revise the Registration Statement to describe the significant factors contributing to the difference between the midpoint of the estimated IPO price range and the fair value of the Company’s common stock as of the most recent valuation date.

23.	When known, please tell us: your proposed IPO price; when you first initiated discussions with underwriters; and when the underwriters first communicated their estimated price range and amount for your stock.

The Company acknowledges the Staff’s comment and advises the Staff that the Company will provide the proposed IPO price range when available. In addition, the Company

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

supplementally advises the Staff that while the Company first held formal discussions with the underwriters for the purpose of engaging them for the proposed offering in May 2012, none of the underwriters provided the Company with a valuation of the Company, nor has any underwriter provided the Company with a valuation since such date. The Company will advise the Staff of the Company’s proposed IPO price range when it is available, including the date on which the underwriters first communicated to the Company the IPO price range and amount of the Company’s common stock to be offered in the proposed Offering.

24.	Continue to update the information for all equity-related transactions and changes in fair value through the effective date of the registration statement.

The Company acknowledges the Staff’s comment and advises the Staff that the Company will continue to provide the requested information in all subsequent amendments to the Registration Statement.

Liquidity and Capital Resources, page 80

25.	Please consider revising your disclosures to focus on the primary drivers and other material factors necessary to obtain an understanding of your cash flows and the indicative value of historical cash flows. As an example, please consider revising to discuss working capital deficit and current ratio at each balance sheet date and the impact it has on your cash flows. We refer you to Section IV.B of SEC Release No. 33-8350.

In response to the Staff’s comment, the Company has revised the disclosures on pages 81-83 to the Registration Statement to disclose the Company’s working capital deficits and current ratios at each balance sheet date and the impact on the Company’s cash flows.

26.	Your disclosure indicates that you believe your existing liquidity sources will be sufficient to meet your cash requirements for at least the next 12 months. We also note that you have a working capital deficit of $11.2M and negative operating cash flow of $9.5M as of and for the three months ended March 31, 2013. Given these negative factors, please tell us in further detail how you will be able to conduct planned operations using only currently available capital resources. Also, please tell us why you believe the $4M in debt financing dependent on a Form S-1 submission and puttable preferred stock should be included as a currently available resources. As part of your response, tell us how the related termination and availability provisions were considered. We refer you to Item 303(a)(1) and Instructions 2 and 5 to Item 303(a) of Regulation S-K, Section IV of SEC Release No. 33-8350, and Section III.C of SEC Release No. 33-6835 for additional guidance.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company believes that its existing liquidity sources, including outstanding cash and cash equivalents, $4 million of additional debt financing and $7.5 million of puttable preferred stock, will satisfy our cash requirements for at least the next 12 months. Specifically, based on its internal forecasts, the Company does not currently consider the level of projected negative operating cash flows as of and for the three months ended March 31, 2013 as necessarily indicative of the results that it expects for the rest of 2013.

With respect to the $4 million in debt financing, the funds were legally available to the Company upon the submission of an initial registration statement. The Company confirmed with the lender that the funds would be available after submission of the initial confidential submission of the Registration Statement, and on June 28, 2013, the Company drew down the $4 million in debt financing. The $7.5 million puttable preferred stock was legally available to the Company and was fully committed with no contingencies within the investors’ control.

Based on these considerations, at the date of the initial confidential submission of the Registration Statement, considering the level of the Company’s expected negative operating cash flows and currently available sources of financing, the Company believes that it has sufficient liquidity sources available to it to last for at least the next 12 months.

In the context of Item 303(a)(1) of Regulation S-K, which requires the disclosure of known trends or any known demands, commitments, events or uncertainties that will result in, or that are reasonably likely to result in, the registrant’s liquidity increasing or decreasing in any material way, and following the initial confidential submission of the Registration Statement, the Company views the scope of the discussion of liquidity in the broadest sense of current and future sources of liquidity, which would also include the funds from the proceeds of this offering. The Company has therefore revised the disclosure on page 83 of the Registration Statement to disclose the future available sources of liquidity from this offering.

27.	We note from the notes to your financial statements that you were in compliance with all debt covenants. Please discuss the extent of headroom in the financial covenants of loan and security agreements in more detail by disclosing the significant financial and other covenants, identifying the levels and ratios required by the covenants, and disclosing your actual levels and ratios corresponding to each covenant.

In response to the Staff’s comment, the Company has revised the disclosures on page 85 to the Registration Statement to provide more detail about the operating covenants in the Company’s loan and security agreements. The Company supplementally advises the Staff that the Company’s loan and security agreements do not include any financial covenants nor any required levels or ratios.

Business, page 88

28.	We note your disclosure that you have not disclosed the amount of backlog pursuant to Item 101(c)(1)(viii) of Regulation S-K. Please advise. If you believe that the dollar amount of the backlog orders are not material to an understanding of the company’s business as a whole, explain the basis on which you conclude that the backlog levels in the prior two years, as well as the level in the most recent period were not material. Provide quantitative information in this respect.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Company acknowledges the Staff’s comment and supplementally advises the Staff that although the Company occasionally enters into annual or multi-year contracts with its customers, the majority of its contracts are for one-month terms with no contractual commitment beyond the current term. If the annual contract is paid up front, the amount is included in current deferred revenue at the date of payment and amortizes through the 12-month period. Therefore, backlog would only represent the amounts payable under multi-year contracts beyond the first year where the customer has elected to pay for that subscription annually. As this amount is currently and historically has been immaterial, the Company believes that a discussion of backlog would not be material to understanding its business taken as a whole, as most of the amount of contracted revenues are already reflected as deferred revenue.

In addition, the Company does not believe that contractual backlog is a meaningful indicator of future revenues given that this backlog amount would be modest and respectfully advises the Staff that the disclosure of backlog amounts is not required under Item 101(c)(1)(viii) of Regulation S-K. If the Company experiences significant changes in the number of annual or multi-year customers that elect to be billed on an annual basis, it will consider at that time whether a discussion of backlog would be material to an understanding of the Company’s business.

Our Customers, page 97

29.	We note your disclosure that “no single non-reseller customer” accounted for more than 10% of your total revenues in 2010, 2011, 2012 or the three months ended March 31, 2013. However, we note that you repeatedly list AT&T in the prospectus on pages 2, 4, 16, 56, 88, 94, and 98 as an example of a reseller among a network of over 1,000 resellers. Please tell us, with a view toward disclosure, whether AT&T was a significant reseller and the amount of total revenue attributable to AT&T for each of the periods presented in your financial statements.

The Company acknowledges the Staff’s comment and respectfully informs the Staff that sales through AT&T have never represented more than 10% of the Company’s total revenues. Notwithstanding this fact, given its strong brand and significant market presence of AT&T, the Company believes it is important to disclose AT&T as an example of a reseller of the Company’s services. If sales through AT&T become greater than 10% of the Company’s total revenues, the Company will revise future disclosures to reflect as such.

Certain Relationships and Related Party Transactions, page 123

30.	We note that three of your directors is affiliated with three significant shareholders, Sequoia Capital, Khosla Ventures and entities affiliated with Vladimir Shmunis. Please tell us, with a view toward disclosure, whether you have an agreement with these principal shareholders to have representation on the board.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

In response to the Staff’s comment, the Company has revised the disclosure on page 124 to the Registration Statement to disclose the voting agreement with these principal shareholders which will expire upon the consummation of the IPO.

Principal and Selling Stockholders, page 125

31.	Please note that when you disclose the identities of the selling shareholders in the filing, with respect to the shares to be offered for resale by legal entities, the individual or individuals who exercise the voting and dispositive powers should be disclosed. See Question 140.02 of our Compliance and Disclosure Interpretations relating to Regulation S-K. Also advise whether any of the selling shareholders are broker-dealers or affiliates of broker-dealers.

The Company acknowledges the Staff’s comment and advises the Staff that once the selling stockholders have been determined and the identities of the selling stockholders are disclosed, the Company will also disclose the individual or individuals who exercise the voting and dispositive powers with respect to the shares to be offered for resale by legal entities, and the Company will confirm whether any selling stockholders are broker-dealers or affiliates of broker-dealers.

32.	In footnotes three and nine, you disclaim beneficial ownership with respect to all shares except to the extent of respective pecuniary interests. Please note that Instruction 2 to Item 403 of Regulation S-K states that beneficial ownership pursuant to Item 403 is determined in accordance with Exchange Act Rule 13d-3, which states that beneficial ownership is based on voting and/or investment power, not pecuniary interest. Please revise.

In response to the Staff’s comment, the Company has revised the disclosures on page 127 to the Registration Statement to disclose beneficial ownership based on voting and investment power.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Notes to Consolidated Financial Statements

Note 1. Description of Business and Summary of Significant Accounting Policy

Internal-Use Software Development Costs, page F-10

33.	You indicate that capitalized internal-use software development costs begin to be amortized when the underlying project becomes commercially available. Tell us how your accounting complies with the guidance in ASC 350-40-35-6.

In response to the Staff’s comment, the Company has revised the disclosure on page F-10 to the Registration Statement to clarify that the Company begins amortization in accordance with the specific guidance in ASC 350-40-35-6.

The Company supplementally informs the Staff that the Company believes its accounting complies with the guidance in ASC 350-40-35-6 and commences amortization of each component of software projects when it is ready for its intended use, which generally occurs after all substantial testing is completed.

Revenue Recognition, page F-11

34.	We note you enter into multiple-deliverable arrangements comprised of services and products. Tell us how you have determined that the sale of products qualify as a separate unit of accounting. Please explain why you believe that the products, which are allocated based on BESP, have value to the customer on a standalone basis. Your response should address how your conclusion considered your inability to support fair value of the deliverable using VSOE or TPE. That is, clarify whether you sell or a third-party sells the products separately or the customer could resell the products on a standalone basis. Explain why this deliverable has standalone value even without a market. In addition, describe in greater detail the basis for establishing BESP. Finally, please tell us if your multiple-deliverable arrangements include a general right of return relative to the delivered item or items and if delivery or performance of the undelivered item or items are probable and substantially controlled by you. See ASC 605-25-25-5.

In response to the Staff’s comment, the Company has revised the disclosure on page F-12 to the Registration Statement to address this requirement of ASC 605-25-25-5(c).

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

In addition, the Company supplementally informs the Staff that the Company has determined that the sale of products qualify as a separate unit of accounting as follows.

The products that the Company sells are comprised of office phones that are manufactured by major suppliers of this type of equipment. Although the products are shipped pre-configured for use with the Company’s services, the products could be used by the Company’s customers independent of the Company’s services before or after the configuration takes place. Furthermore, the same phone products are sold on a standalone basis by many vendors. As a result, the Company determined that the phone products have standalone value in accordance with ASC 605-25-25-5(a).

The Company is unable to establish VSOE of its phone product sales because the Company does not generally sell the phone products separately from its subscription services. The Company was unable to establish reliable TPE as the selling price for phone products because while the Company was able to observe prices for the same phones and accessories sold by other vendors, the Company found such prices to vary widely. As these vendors included a mix of online and specialty retailers that have large volumes of sales of office equipment to small and mid-sized businesses, their prices are not considered consistent with the Company’s pricing practices. Similarly, the Company did not use the prices that it pays to its wholesale suppliers in the evaluation of TPE because that transaction does not represent a sale to a similarly situated customer. Accordingly, the Company determined that the selling price for products should be based on BESP.

The Company establishes BESP as a point estimate derived from its list price less a discount that, in the Company’s judgment, is necessary to be competitive in the market for standalone sales of the equipment. The Company believes the point estimates used are reasonable estimates of BESP because in all cases the point estimate was within a reasonable range of the median stated contractual prices at which the Company sold the largest proportion of such phone product, was within a reasonable range of the average selling prices for the same products by other vendors observed in the Company’s evaluation of TPE, and provided for a positive gross profit margin on product sales. The Company also notes that revenue amounts recognized in its financial statements are not highly sensitive to estimates of BESP of products because substantially all of its multiple-deliverable arrangements are fully delivered over monthly terms, and product revenues represent less than 10% of total revenues.

The Company’s multiple-deliverable arrangements include a general right of return relative to the delivered products, but the Company believes that performance of the undelivered item, which is the subscription service, is considered probable and substantially in its control.

The Company’s history of operations demonstrates that it has consistently fulfilled its performance obligations to its customers.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

35.	Tell us why you believe that your entire subscription fee should be recognized on a straight-line basis over the term of the subscription arrangement. For example, indicate why the revenue should not be recognized based on the number users or minutes used for RingCentral Office RingCentral Professional and the number of pages or phone numbers for RingCentral Fax. Cite the accounting literature that supports your conclusion.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company believes that its entire subscription fee should be recognized on a straight-line basis over the term of the subscription arrangement for the following reasons. The Company’s fixed subscription fees relate to service plans that provide for usage of minutes for Office, Professional and Fax customers over a monthly subscription period. Fax pages serve as a proxy of minutes allotted per plan, with the average page equating one minute. Minutes do not roll-over to subsequent monthly periods. In addition to minutes, the Company’s service elements of subscription plans include providing dedicated phone numbers, an easy to use interface, inbound calling minutes, which are not counted against the minutes provided, and customer support. The Company therefore remains obligated for the duration of the term to maintain and deliver on the customer’s other account features which do not require the use of minutes. The Company’s experience to date has not identified predominant patterns of use of its services, and as a result, the Company believes the straight-line method is the best method to reflect the pattern that revenues are earned and obligations are fulfilled over the contractual term. Fees for usage that exceed the plan limits allotted under the fixed subscription fee (e.g., additional toll-free minutes charges incurred on a per-minute basis) are recognized as the underlying usage occurs. The Company respectfully submits that under ASC 985-605-25-79, if no pattern of performance is discernible, revenues should be recognized on a straight-line basis over the period which the services are performed.

36.	We note that you sell office phones pre-configured by a third party for your direct sales as a convenience to the customer purchasing subscriptions services. Consider disclosing your basis for presentation of sales of these products. Please explain how you considered each of the factors presented in ASC 605-45 in determining whether gross or net accounting was appropriate.

In response to the Staff’s comment, the Company has revised the disclosure on page F-11 to the Registration Statement to disclose the Company’s basis for presentation of sales of office phones pre-configured by a third party for the Company’s direct sales. The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

purchases its phones from a vendor, which is a specialty distributor of internet protocol phones and similar equipment, and takes ownership of the inventory managed by the vendor in advance of a customer transaction. The vendor is not a party to sales arrangements with the Company’s customers for the sale of phones, but rather provides configuration and logistics services to assist the Company in sales fulfillment. The Company respectfully submits that in accordance with ASC 605-45, the Company presents revenues related to these sales on a gross basis based on the following key considerations: the Company is the primary obligor to the sale transaction with its customers, the Company bears the general inventory risk including for excess and obsolescence losses, the Company assumes all of the credit risk, and the Company has discretion in selecting suppliers and in establishing the selling price to the customer.

37.	We note that you work with over 1,000 resellers and your website indicates 3 types of partnership program: affiliate, partner, and franchise. Describe the nature of each of these partnership programs. Please explain how you considered each of the factors presented in ASC 605-45 and determined that gross accounting was appropriate for the sale of your services and products through the affiliate, partner, and franchise programs. Also tell us and clarify your policy to disclose when you recognize revenues generated through sales by resellers. State whether you offer resellers rights of returns similar to your own customers and tell us how your revenue recognition policy complies with ASC 605-15-25. Describe significant assumptions, material changes and reasonably likely uncertainties in estimating the allowance for estimated future returns.

In response to the Staff’s comment, the Company has revised the disclosure on page F-13 to the Registration Statement to disclose that revenues recorded through a reseller are recognized on substantially the same terms as revenues obtained directly by the Company.

Description of Three Types of Partnership Programs

In addition, the Company supplementally informs the Staff of the nature of each type of the Company’s affiliate, partner and franchise programs.

Under the Company’s affiliate program, web publishers can earn commissions for sales of the Company’s products and services to customers directed to the Company’s website through links maintained by affiliate websites. As such, participants in the Company’s affiliate program are not resellers of the Company’s products and services, and the Company respectfully submits that agreements with affiliates are not in the scope of ASC 605-45.

Under the Company’s franchise program, franchisors are marketed a discounted phone system solution that they can recommend to franchisees to get them set up rapidly. As such, participants in the Company’s franchise program are not resellers of the Company’s products and services, and agreements with franchisors are not in the scope of ASC 605-45.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Under the Company’s partner program, individuals and companies contract with the Company to be resellers of the Company’s products and services. The vast majority of the Company’s arrangements with over 1,000 resellers is governed by a sales agent agreement. Under the Company’s sales agent agreement, resellers can earn commissions for enrolling their customers as customers of the Company’s services in accordance with the then current terms and conditions of service and pricing. The Company has custom agreements with a small number of large entity resellers, including AT&T. Similar to the Company’s direct sales, all customers enrolled by resellers are required to directly enter into the Company’s customer end-user license agreement and are otherwise subject to all of the Company’s terms and conditions for use of the products and services. The Company respectfully submits that it determined that gross presentation of revenues is appropriate for all reseller arrangements in effect during the periods presented by considering each of the factors under ASC 605-45 as follows:

ASC 605-45 Factors for Gross Revenue Reporting

Indicators of Gross Revenue Reporting

The Entity Is the Primary Obligor in the Arrangement

Whether a supplier or an entity is responsible for providing the product or service desired by the customer is a strong indicator of the entity’s role in the transaction. If an entity is responsible for fulfillment, including the acceptability of the products or services ordered or purchased by the customer, that fact is a strong indicator that an entity has risks and rewards of a principal in the transaction and that it should record revenue gross based on the amount billed to the customer.

For reseller arrangements under the Company’s sales agent agreement, the Company is responsible for all aspects of fulfillment, including the acceptability of the products or services ordered or purchased by the customer.

For reseller arrangements under custom agreements, additional judgment is involved because the reseller assists with managing the customer relationship by billing the service fees and coordinating customer support inquiries. In such cases, the Company determined that it is the primary obligor in the arrangement because the Company is responsible for (a) fulfillment of the services through the applications managed by the Company and hosted on its infrastructure and (b) the acceptability of the products and services ordered by the customer as it is the Company’s responsibility to fulfill customer support obligations. The Company believes its role as primary obligor is evidenced by references made by the resellers to the Company during the marketing of the services (for example, RingCentral

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Office@Hand from AT&T) and the terms of the sales contracts which are executed by the Company and the end-user and contain the same terms and conditions as the Company’s direct sales contracts.

The Entity Has General Inventory Risk—Before Customer Order Is Placed or Upon Customer Return

Unmitigated general inventory risk is a strong indicator that an entity has risks and rewards as a principal in the transaction and, therefore, that it should record revenue gross based on the amount billed to the customer.

The Company fulfills product sales to customers made by resellers through a similar process and under similar terms as the Company’s direct sales. The Company maintains inventories and takes title to products before the products are sold through retailers, and the Company takes title if products are returned by the customer. Product sales through resellers have represented an immaterial amount of revenues for all periods presented.

The Company respectfully submits that under ASC 605-45-7, a similar and equally strong indicator of gross reporting exists if a customer arrangement involves services and the entity is obligated to compensate the individual service provider for work performed regardless of whether the customer accepts that work. The Company notes that resellers under sales agent agreements are not obligated to compensate the Company for services provided to customers and resellers under custom agreements and are only obligated to compensate the Company for services if the customer has accepted the services, as discussed further in the credit risk indicator below. Furthermore, the Company is taking additional inventory risks as it is required to build and maintain an infrastructure necessary to provide phone fulfillment whether AT&T signs up customers or not.

As a result, the Company determined that its general inventory risk under reseller arrangements is a strong indicator of gross reporting.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Entity Has Latitude in Establishing Price

If an entity has reasonable latitude, within economic constraints, to establish the exchange price with a customer for the product or service, that fact may indicate that the entity has risks and rewards of a principal in the transaction and that it should record revenue gross based on the amount billed to the customer.

The Company establishes the price charged to the end-user for sales made through resellers under sales agent agreements and therefore determined that pricing practices is an indicator of gross reporting.

Under the Company’s largest reseller agreement, the Company negotiated a minimum price which was derived based on the market price that it sells similar services in the market. The minimum price reduces the latitude of the reseller to discount prices to their customers, while the prices the Company charges its direct customers reduces the latitude of the reseller to increase prices. However, since the reseller still has some pricing latitude, the Company determined that pricing latitude is a mixed indicator of gross and net reporting for sales made through its largest reseller.

The Entity Changes the Product or Performs Part of the Service

If an entity physically changes the product (beyond its packaging) or performs part of the service ordered by a customer, that fact may indicate that the entity is primarily responsible for fulfillment, including the ultimate acceptability of the product component or portion of the total services furnished by the supplier, and that it should record revenue gross based on the amount billed to the customer.

In the Company’s reseller arrangements under sales agent agreements, the resellers do not change the products or perform any fulfillment of the performance obligations which the Company determined to be an indicator of gross reporting by the Company.

While resellers under custom agreements assist in managing the customer account through billing the arrangement fee and coordinating customer support inquiries, the Company determined that such activities do not represent a significant role in performing the service when evaluated from the perspective of whether the selling price is greater as a result of the reseller’s performance of those activities in accordance with the guidance of ASC 650-45-9. In the Company’s judgment, any difference in the sales price charged by the reseller is attributable to factors other than the account management activities performed by the reseller such as marketing skills, market penetration and brand reputation. Therefore, the Company determined that the evaluation of whether the reseller performs part of the service is an indicator of gross reporting for the Company.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Entity Has Discretion in Supplier Selection

If an entity has multiple suppliers for a product or service ordered by a customer and discretion to select the supplier that will provide the product or service ordered by a customer, that fact may indicate that the entity is primarily responsible for fulfillment and that it should record revenue gross based on the amount billed to the customer.

The Company has discretion in supplier selection when providing services. Specifically, the Company seamlessly routs its VOIP traffic from customers signed up by AT&T and its other resellers between the suppliers available in the location of such traffic. Therefore, the Company determined that the evaluation of whether the reseller has discretion in supplier selection is an indicator of gross reporting for the Company.

The Entity Is Involved in the Determination of Product or Service Specifications

If an entity must determine the nature, type, characteristics, or specifications of the product or service ordered by the customer, that fact may indicate that the entity is primarily responsible for fulfillment and that it should record revenue gross based on the amount billed to a customer.

In all of the Company’s reseller arrangements, the Company determines the specifications of the services to be provided and contracts directly with the end-user to establish the terms and conditions of the services to be provided. Therefore, the Company concluded that the determination of the service specifications is an indicator of gross reporting.

The Entity Has Physical Loss Inventory Risk—After Customer Order or During Shipping

Physical loss inventory risk exists if title to the product is transferred to an entity at the shipping point (for example, the supplier’s facilities) and is transferred from that entity to the customer upon delivery. Physical loss inventory risk also exists if an entity takes title to the product after a customer order has been received but before the product has been transferred to a carrier for shipment. This indicator may provide some evidence, albeit less persuasive than general inventory risk, that an entity should record revenue gross based on the amount billed to the customer.

Under the Company’s reseller arrangements, the Company fulfills sales of products from its inventories for which the Company assumes the physical risk of loss. Therefore, the Company determined that the physical loss inventory risk is an indicator or gross reporting by the Company for product sales made through resellers.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Entity Has Credit Risk

If an entity assumes credit risk for the amount billed to the customer, that fact may provide weaker evidence that the entity has risks and rewards as a principal in the transaction and, therefore, that it should record revenue gross for that amount. Credit risk exists if an entity is responsible for collecting the sales price from a customer but must pay the amount owed to a supplier after the supplier performs, regardless of whether the sales price is fully collected.

In reseller arrangements under sales agent agreements, credit risk is materially mitigated by an advance authorization of a customer’s credit card to be used to settle the arrangement fee and is therefore not a significant consideration in the evaluation of gross or net reporting. Under the Company’s largest reseller arrangement, the Company assumes credit risk and determined that credit risk is an indicator of gross reporting by the Company.

Indicators of Net Revenue Reporting

The Entity’s Supplier Is the Primary Obligor in the Arrangement

Whether a supplier or an entity is responsible for providing the product or service desired by a customer is a strong indicator of the entity’s role in the transaction.

The Company determined that the Company, and not the reseller, is the primary obligor in the arrangement for the reasons described above, and therefore represents a strong indicator of gross reporting by the Company.

The Amount the Entity Earns Is Fixed

If an entity earns a fixed dollar amount per customer transaction regardless of the amount billed to a customer or if it earns a stated percentage of the amount billed to a customer, that fact may indicate that the entity is an agent of the supplier and should record revenue net based on the amount retained.

The Company’s sales agent agreements provide resellers with fixed dollar amounts of commissions. The Company’s custom agreements with resellers provide that the reseller retain a fixed percentage of the gross sale price of services subject to a minimum price. In practice, the minimum price acts as an economic constraint on the latitude of the reseller to discount prices and the reseller consistently retains a fixed percentage of the gross sale price. Therefore, the Company determined that the fixed dollar amounts or percentage of gross sales price earned by the reseller is an indicator of gross reporting by the Company as the principal in the arrangement.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

The Supplier Has Credit Risk

If credit risk exists (that is, the sales price has not been fully collected prior to delivering the product or service) but that credit risk is assumed by a supplier, that fact may indicate that the entity is an agent of the supplier and, therefore, the entity should record revenue net based on the amount retained.

The Company’s resellers do not assume credit risk for the gross amount of the sale, which is an indicator of gross reporting by the Company as the principal in the arrangement.

Recognition Policy for Revenues Through Resellers

Subscription revenues generated from the Company’s resellers are recognized over the subscription periods, similar to how revenues are recorded for the Company’s direct sale customers for service plans. Product revenues sold through resellers is recognized upon delivery to the customer.

The Company provides similar returns rights as part of all of its revenue transactions, whether sold directly or indirectly through its various partners. Such rights of return are explicitly stated and cover a period of 90 days and 30 days for phone and services offerings, respectively. The Company established reserves under ASC 605, whereby historical returns are used to estimate future estimated returns. Our historical activities provided an appropriate basis to estimate future return activities as the Company’s policies have been in place for more than two years, and the customers’ return activities have been following a relatively consistent pattern.

Note 8. Income Taxes, page F-30

38.	We note your disclosure that you have not provided deferred taxes on undistributed earnings of foreign subsidiaries. Please tell us and disclose the amount of the undistributed earnings of foreign subsidiaries that are considered to be “reinvested” as of December 31, 2012. Also disclose the related amount of unrecognized deferred tax liability or include a statement that such determination is not practicable. We refer you to ASC 740-30-50-2.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

In response to the Staff’s comment, the Company has revised the disclosure on page F-31 to the Registration Statement to disclose that undistributed earnings of foreign subsidiaries is immaterial for all periods presented.

Note 10. Geographic Concentrations, page F-34

39.	Revise to disclose the amount of revenue from external customers for each product and service or each group of similar products and services for each of the periods presented. For example, consider separately reporting revenue from each of your service offerings: RingCentral Office, RingCentral Professional and RingCentral Fax. Refer to ASC 280-10-50-40.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that while the Company markets its RingCentral Office, RingCentral Professional and RingCentral Fax services separately, the products are all part of a similar group and are a subset of each other. For example, customers of RingCentral Office solution have the functionality available to them that customers of RingCentral Fax and RingCentral Professional receive. In addition, RingCentral Professional customers have the functionality available to RingCentral Fax customers. Also, while Company’s internal management makes operating decisions based on billing splits based on these categories, revenues are only reviewed at the services and product revenues level. Since management does not review revenues by service offerings, we therefore believe it would be impracticable to present revenues.

Note 14. Subsequent Events, page F-30

40.	Please revise to disclose the date through which you evaluated subsequent events and whether that date represents the date the financial statements were issued or available to be issued. Refer to ASC 855-10-50.

In response to the Staff’s comment, the Company has revised the disclosure on page F-34 to the Registration Statement to indicate that subsequent events were evaluated through June 21, 2013, which was the date the financial statements were issued.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Exhibits

41.	Please tell us what consideration you have given to filing the agreements with your third-party data center hosting facilities and co-location facilities pursuant on Item 601(b)(10) of Regulation S-K. We note your risk factor on page 12 that interruptions or delays in services from your third-party data center hosting facilities and co-location facilities could impair the delivery of your services and harm your business.

The Company acknowledges the Staff’s comment and respectfully submits that the Company believes that the agreements regarding its third-party data centers and co-location facilities are not material contracts of the type specified under Item 601(b)(10(ii)(B) of Regulation S-K because they are contracts that ordinarily accompany the kind of business conducted by the Company, the Company is not substantially dependent on any third-party data center or co-location facility provider, and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

The Company respectfully advises the Staff that there are a number of other companies that could provide the Company with data center facilities and co-location facilities and related services that are substantially similar to those it receives from its current providers, at a cost to the Company that is not materially higher than the cost incurred with the current third-party data centers and co-location facilities. In addition, pursuant to the agreements with the providers for our data centers and co-location facilities, the data center providers may only terminate their respective agreements, absent breach by the Company, at the end of the then-current term, and then only with between at least 30-90 days’ advance notice, and one provider has no right to terminate the agreement absent breach by the Company. If the Company were to receive notice from a provider of its intent to terminate the respective agreement, the Company believes that, while a transition could potentially be disruptive, it would not cause substantial harm to the Company’s business or results of operations.

As such, the Company has determined that it is not substantially dependent on any of its third-party data center and co-location facility providers to maintain its business and operations, and therefore the agreements with respect to these third-party data centers and co-location facilities are not required to be filed as exhibits to the Registration Statement pursuant to Item 601 of Regulation S-K.

* * * * *

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

Securities and Exchange Commission

Re: RingCentral, Inc.

July 26, 2013

Please direct any questions or comments regarding the Company’s response or the Registration Statement to me or Nathaniel Gallon at (650) 493-9300.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Jeffery D. Saper Jeffery D. Saper

Enclosures

cc. (w/enclosures):	Vladimir G. Shmunis
John H. Marlow
RingCentral, Inc.

Nathaniel P. Gallon
Wilson Sonsini Goodrich & Rosati, P.C.

Eric C. Jensen
Andrew S. Williamson
Cooley LLP